Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	$ 3,898,837	$ 935,587
Less: accumulated amortization	(930,092)	(808,458)
Intangible assets, net	2,968,745	127,129
Software, cost [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	955,266	935,587
Patent, cost [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	1,100,000
Capitalized software, cost [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	$ 1,843,571